OTHER REQUIRED DISCLOSURES (Statement of comprehensive income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, net of tax, change in value of foreign currency basis spreads, beginning balance	$ (3,918,344)	$ (3,877,863)
Gains (losses) on exchange differences on translation	42,708	(40,481)
Reclassification of currency translation adjustment to income statement	0	0
Other comprehensive income, net of tax, change in value of foreign currency basis spreads, ending balance	(3,875,636)	(3,918,344)
Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges, beginning balance	(60)	(338)
(Decrease)/increase on cash flow hedges, before tax	1	0
Reclassification adjustments on cash flow hedges, before tax	59	278
Other comprehensive income, before tax, cash flow hedges, ending balance	0	(60)
Accumulated other comprehensive income, tax, beginning balance	(20)	(103)
Gains (losses) on cash flow hedges, tax	(1)	0
Reclassification adjustments on exchange differences on translation, tax	(19)	(83)
Accumulated other comprehensive income, tax, ending balance	0	(20)
Other comprehensive income, net of tax, cash flow hedges, beginning balance	(40)	(235)
Other comprehensive income (loss), (decrease)/increase, net of tax	0	0
Reclassification from AOCI, net of tax	40	195
Other comprehensive income, net of tax, cash flow hedges, ending balance	$ 0	$ (40)